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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                        CREDIT SUISSE FIXED INCOME FUND
   CREDIT SUISSE INSTITUTIONAL FUND - INVESTMENT GRADE FIXED INCOME PORTFOLIO
                 CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                    CREDIT SUISSE INVESTMENT GRADE BOND FUND
                     CREDIT SUISSE SHORT DURATION BOND FUND

The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

David N. Fisher (see biography below) joins the Credit Suisse Fixed Income Management Team, which is responsible for the day-to-day management of the fund. The current members of the team are Jo Ann Corkran, Leland E. Crabbe and Suzanne
E. Moran.

TEAM MEMBER BIOGRAPHY

David N. Fisher, Vice President, is a fixed-income portfolio manager specializing in U.S. corporate debt and global fixed-income portfolios. Mr. Fisher came to Credit Suisse Asset Management, LLC as a result of Credit Suisse's acquisition of Donaldson, Lufkin & Jenrette, Inc. in 2000, to which the Brundage Fixed Income Group was sold earlier the same year, and where he was a vice president. Previously, he was a vice president and held similar responsibilities at Brundage, Story & Rose. Prior to joining Brundage, Story & Rose, Mr. Fisher was a portfolio manager of global and emerging-market debt at Fischer Francis Trees & Watts from 1993 to 1999. He holds a B.A. in East Asian history from Princeton University.

Dated: May 9, 2003                                                       16-0503
                                                                             for
                                                                           WPBDF
                                                                           CSFIX
                                                                           ADFIX
                                                                           CSIGF
                                                                           CSIGL
                                                                           CSISB
                                                                           CSSDA
                                                                        2003-027